Fair Value of Derivative Instruments Included in Other Current Assets in Consolidated Balance Sheets (Detail) (Foreign Currency Forward Contracts, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	$ 644	$ 118
Derivative instruments, liabilities derivatives	0	0
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	384
Derivative instruments, liabilities derivatives	0	0
Derivatives not Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	260	118
Derivative instruments, liabilities derivatives	$ 0	$ 0